Financial Debt - Revolving Credit Agreement (French revolving facility) - Additional Information (Detail) - French Revolving Facility [Member] $ in Millions	Jul. 31, 2013 USD ($) Extension	Jul. 31, 2017 USD ($)	Jul. 31, 2016 USD ($)
Disclosure of detailed information about borrowings [Line Items]
Credit facility authorized amount | $	$ 325	$ 275	$ 300
Credit facility maturity	Three-year
Number of extension options | Extension	2
Period for each extension options	1 year